Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Aerospace & Defense - 0.8%
Mercury Systems, Inc.(a)	35,000	$1,295,000

Chemicals - 7.4%
Aspen Aerogels, Inc.(a)	450,000	12,460,500

Communications Equipment - 17.6%
ADTRAN Holdings, Inc.(a)	1,025,000	6,078,250
Calix, Inc.(a)	250,000	9,697,500
Cambium Networks Corp.(a)	400,000	732,000
Ciena Corp.(a)	2,500	153,975
Comtech Telecommunications Corp.(a)	100,000	481,000
Harmonic, Inc.(a)	600,000	8,742,000
KVH Industries, Inc.(a)	338,600	1,635,438
Lumentum Holdings, Inc.(a)	15,000	950,700
ViaSat, Inc.(a)	89,000	1,062,660
		29,533,523

Construction & Engineering - 0.6%
Centuri Holdings, Inc.(a)	22,500	363,375
MDU Resources Group, Inc.	25,000	685,250
		1,048,625

Electrical Equipment - 6.2%
Generac Holdings, Inc.(a)	15,000	2,383,200
Vertiv Holdings Co. - Class A	3,000	298,470
Vicor Corp.(a)	185,000	7,788,500
		10,470,170

Electronic Equipment, Instruments & Components - 18.2%
Badger Meter, Inc.	13,700	2,992,217
Cognex Corp.	52,500	2,126,250
Coherent Corp.(a)	1,000	88,910
FARO Technologies, Inc.(a)	35,875	686,647
Frequency Electronics, Inc.	65,886	795,903
Insight Enterprises, Inc.(a)	5,000	1,076,950
nLight, Inc.(a)(c)	560,000	5,986,400
Rogers Corp.(a)	51,000	5,763,510
TTM Technologies, Inc.(a)	360,000	6,570,000
Vishay Intertechnology, Inc.	110,000	2,080,100
Vishay Precision Group, Inc.(a)	92,500	2,395,750
		30,562,637

Hotels, Restaurants & Leisure - 1.0%
Vail Resorts, Inc.	10,000	1,742,900

IT Services - 3.0%
BigCommerce Holdings, Inc.(a)	400,000	2,340,000
Unisys Corp.(a)	475,000	2,698,000
		5,038,000

Life Sciences Tools & Services - 3.0%
Bruker Corp.	37,500	2,589,750
CryoPort, Inc.(a)	120,000	973,200
Standard BioTools, Inc.(a)	750,000	1,447,500
		5,010,450

Machinery - 2.4%
Barnes Group, Inc.	6,000	242,460
Chart Industries, Inc.(a)	27,500	3,413,850
Douglas Dynamics, Inc.	15,000	413,700
		4,070,010

Oil, Gas & Consumable Fuels - 0.6%
Murphy Oil Corp.	30,000	1,012,200

Professional Services - 1.0%
Amentum Holdings, Inc.(a)	2,250	72,563
Jacobs Solutions, Inc.	2,250	294,525
Parsons Corp.(a)	12,500	1,296,000
		1,663,088

Semiconductors & Semiconductor Equipment - 22.2%
Allegro MicroSystems, Inc.(a)	72,500	1,689,250
AXT, Inc.(a)	1,099,600	2,661,032
CEVA, Inc.(a)	150,000	3,622,500
Cohu, Inc.(a)	80,000	2,056,000
Entegris, Inc.	6,000	675,180
FormFactor, Inc.(a)	30,000	1,380,000
Ichor Holdings Ltd. (Cayman Islands)(a)	6,000	190,860
Marvell Technology, Inc.	26,000	1,875,120
MaxLinear, Inc.(a)	225,000	3,258,000
MKS Instruments, Inc.	20,000	2,174,200
PDF Solutions, Inc.(a)	300,000	9,504,000
Photronics, Inc.(a)	62,500	1,547,500
SiTime Corp.(a)	26,000	4,459,260
Veeco Instruments, Inc.(a)	70,000	2,319,100
		37,412,002

Software - 7.5%
Altair Engineering, Inc. - Class A(a)	5,000	477,550
Arteris, Inc.(a)	410,000	3,165,200
Bentley Systems, Inc. - Class B	10,500	533,505
Yext, Inc.(a)	195,000	1,349,400
Zuora, Inc. - Class A(a)	825,000	7,111,500
		12,637,155

Technology Hardware, Storage & Peripherals - 0.1%
Intevac, Inc.(a)	50,000	170,000

Trading Companies & Distributors - 0.7%
Transcat, Inc.(a)	10,000	1,207,700
TOTAL COMMON STOCKS (Cost $148,542,610)		155,333,960

SHORT-TERM INVESTMENTS - 8.0%
Money Market Funds - 8.0%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.89%(b)	13,484,304	13,484,304
TOTAL SHORT-TERM INVESTMENTS (Cost $13,484,304)		13,484,304

TOTAL INVESTMENTS - 100.3% (Cost $162,026,914)		168,818,264
Liabilities in Excess of Other Assets - (0.3)%		(503,748)
TOTAL NET ASSETS - 100.0%		$168,314,516

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b) (c)
The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
Security position is either entirely or partially held in a segregated account. The aggregated total market value as of September 30, 2024 is $1,069,000.

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Net Assets)
United States^	$168,627,404	99.9%
Cayman Islands	190,860	0.1
	$168,818,264	100.0%

^ United States allocation includes Short-Term Investment-Money Market Fund of 8.0%